Stock Options and Warrants - Stock Options (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Options and Warrants
Number of common shares available for grant	237,795,202		237,795,202
Vesting period (in years)	4 years		4 years
Vesting percentage per year	25.00%		25.00%
Contractual life (in years)	10 years		10 years
Number of shares available for grant	235,612,023		235,573,898
Outstanding Options
Balance as of beginning	1,225,125	1,343,500	1,343,500
Granted	0	0	0	0
Forfeited			(1,875)
Canceled	(38,125)		(116,500)
Balance as of ending	1,187,000		1,225,125	1,343,500
Vested and exercisable as of ending	1,185,125		1,219,500
Vested and expected to vest as of ending	1,186,915		1,224,652
Weighted-Average Exercise Price
Balance as of beginning	$ 0.71	$ 0.71	$ 0.71
Forfeited			0.44
Canceled	0.93		0.75
Balance as of ending	0.7		0.71	$ 0.71
Vested and exercisable as of ending	0.7		0.71
Vested and expected to vest as of ending	$ 0.7		$ 0.71
Weighted-Average Remaining Terms (Years)
Balance as of ending	4 years		4 years 4 months 24 days
Vested and exercisable as of ending	4 years		4 years 4 months 24 days
Vested and expected to vest as of ending	4 years		4 years 4 months 24 days
Balance as of ending	$ 0		$ 0	$ 0
Stock-based compensation expense recognized	946	$ 3,160	4,625	$ 33,228
Unrecognized stock-based compensation expense	$ 328		$ 1,166
Weighted average period of options to recognize the unrecognized stock-based compensation expense	3 months 18 days		8 months 12 days